LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Sep. 16, 2013	Mar. 15, 2013	Sep. 20, 2012	Mar. 20, 2012	Jun. 21, 2010	Nov. 26, 2008
Loans
Specific allowance	€ 0		€ 0
Coefficient allowance	0		0
Homogeneous allowance	23,933,000,000		24,362,000,000
Foreign	11,799,000,000		13,372,000,000
Total loans	35,732,000,000		37,734,000,000
Allowance for loan loses
Specific allowance	0		0
Coefficient allowance	0		0
Homogeneous allowance	3,324,000,000		2,900,000,000
Foreign	756,000,000		822,000,000
Total loans	4,080,000,000		3,722,000,000
Loans
Specific allowance	3,010,000,000		7,923,000,000
Coefficient allowance	18,453,000,000		12,650,000,000
Homogeneous allowance	3,897,000,000		3,385,000,000
Foreign	12,270,000,000		12,694,000,000
Total loans	37,630,000,000		36,652,000,000
Allowance for loan loses
Specific allowance	1,808,000,000		1,973,000,000
Coefficient allowance	242,000,000		236,000,000
Homogeneous allowance	835,000,000		689,000,000
Foreign	786,000,000		698,000,000
Total loans	3,671,000,000		3,596,000,000
Loans
Total loans specific allowance	3,010,000,000		7,923,000,000
Total loans coefficient allowance	18,453,000,000		12,650,000,000
Total loans homogeneous allowance	27,830,000,000		27,747,000,000
Total loans foreign	24,069,000,000		26,066,000,000
Total	73,362,000,000		74,386,000,000
Allowance for loan loses
Total specific allowance	1,808,000,000		1,973,000,000
Total coefficient allowance	242,000,000		236,000,000
Total homogeneous allowance	4,159,000,000		3,589,000,000
Total foreign	1,542,000,000		1,520,000,000
Total Allowance For Loan Losses	7,751,000,000		7,318,000,000
Greek
Allowance for loan losses at year end	6,209,000,000		5,797,000,000
of which:
for impaired loans	6,127,000,000		5,682,000,000
for non-impaired loans	82,000,000		116,000,000
Impaired loans	17,575,000,000		19,537,000,000
Non-impaired loans	31,718,000,000		28,781,000,000
Foreign
Allowance for loan losses at year end	1,542,000,000		1,521,000,000
of which:
for impaired loans	1,486,000,000		1,476,000,000
for non-impaired loans	56,000,000		45,000,000
Impaired loans	4,557,000,000		3,787,000,000
Non-impaired loans	19,512,000,000		22,281,000,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	22,995,000,000		20,653,000,000		11,835,000,000
Interest income recognized on a cash basis	161,000,000		172,000,000		108,000,000
Collateral Dependent Loans [Abstract]
Collateral dependent loans	1,398,000,000		1,095,000,000
Covered Bonds [Abstract]
Mortgages	11,473,000,000		15,735,000,000
of whch eligible collateral	10,373,000,000		12,015,000,000
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program I											10,000,000,000
Issuance of covered bonds Program II										15,000,000,000
Impaired Financing Receivable Policy [Line Items]
Average recorded investment in impaired loans	22,995,000,000		20,653,000,000		11,835,000,000
Interest income recognized on a cash basis	161,000,000		172,000,000		108,000,000
Loans At Fair Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	76,000,000		181,000,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	75,000,000		167,000,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	(12,000,000)		3,000,000
Loans for lease financing	1,524,000,000		1,436,000,000
Securitized Loans And Covered Bonds [Abstract]
Consumer loans (Revolver 2008-1 Plc-December 2008)	800,000,000		920,000,000
Credit cards (Revolver 2008-1 Plc-December 2008)	975,000,000		1,055,000,000
Receivables from Public sector (Titlos Plc-February 2009)	4,915,000,000		4,625,000,000
Mortgages (Spiti Plc-September 2011)	1,391,000,000		1,565,000,000
Auto loans (Autokinito Plc-September 2011)	155,000,000		283,000,000
Consumer loans (Agorazo Plc-September 2011)	1,132,000,000		1,414,000,000
Total	9,368,000,000		9,862,000,000
Securitized Loans Parentheticals [Abstract]
Balance of subordinated loans	183,000,000		199,000,000
Partial redemption of class A notes of Revolver 2008 Plc	636,000,000
Partial redemption of class A notes of Spiti Plc								90,000,000	66,000,000
Partial redemption of class A notes of Autokinito Plc								66,000,000	90,000,000
Oustanding balance of Titlos Plc	4,652,000,000
Oustanding balance of Spiti Plc	1,210,000,000
Partial redemption of class A notes of Agorazo Plc						192,000,000	163,000,000
Oustanding balance of Agorazo Plc	837,000,000
Oustanding Balance of Autokinito Plc	90,000,000
Outstanding Balance Of Class A Notes	265,000,000
Revolver Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid monthly at a fixed rate of 2.6% per annum
Nominal amount	900,000,000	[1],[2]
Issue Date	December 12, 2008	[2]
Maturity Date	September 2020	[2]
Description	Secured Floating Rate Notes- Class A	[2]
Type Of Collateral	Consumer loans and credit card accounts	[2]
Titlos Plc [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Nominal amount	5,100,000,000	[3]
Issue Date	February 26, 2009
Maturity Date	September 2039
Description	Floating Rate Asset Backed Notes
Type Of Collateral	Receivables from Public sector
Spiti Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Nominal amount	1,500,000,000	[1],[4]
Issue Date	September 20, 2011
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Residential mortgages
Spiti Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Nominal amount	250,000,000	[1]
Issue Date	September 20, 2011
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Residential mortgages
Revolver Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid monthly at a fixed rate of 2.9% per annum
Nominal amount	269,000,000	[1],[2]
Issue Date	December 12, 2008	[2]
Maturity Date	September 2020	[2]
Description	Secured Floating Rate Notes- Class B	[2]
Type Of Collateral	Consumer loans and credit card accounts	[2]
Autokinito Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Nominal amount	400,000,000	[1],[4]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Auto loans
Autokinito Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Nominal amount	97,000,000	[1]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Auto loans
Agorazo Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Nominal amount	1,250,000,000	[1],[5]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Consumer loans
Agorazo Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Nominal amount	413,000,000	[1]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Consumer loans
Program I Third Series [Member]
Securitized Loans [Line Items]
Issue date	Oct. 07, 2009	[6]
Interest payment period	Paid annually at a fixed coupon rate of 3.875%	[6]
Nominal amount	846,000,000	[6]
Maturity Date	October 2016	[6]
Type Of Collateral	Residential mortgage loans	[6]
Program Ii First Series [Member]
Securitized Loans [Line Items]
Issue date	Jun. 24, 2010	[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps	[7]
Nominal amount	1,500,000,000	[7]
Maturity Date	June 2015	[7]
Type Of Collateral	Residential mortgage loans	[7]
Program Ii Second Series [Member]
Securitized Loans [Line Items]
Issue date	Jun. 24, 2010	[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps	[7]
Nominal amount	1,500,000,000	[7]
Maturity Date	June 2017	[7]
Type Of Collateral	Residential mortgage loans	[7]
Program Ii Third Series [Member]
Securitized Loans [Line Items]
Issue date	Jun. 24, 2010	[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[7]
Nominal amount	1,500,000,000	[7]
Maturity Date	June 2019	[7]
Type Of Collateral	Residential mortgage loans	[7]
Program Ii Fourth Series [Member]
Securitized Loans [Line Items]
Issue date	Nov. 25, 2010	[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps	[7]
Nominal amount	1,100,000,000	[7]
Maturity Date	November 2018	[7]
Type Of Collateral	Residential mortgage loans	[7]
Program Ii Sixth Series [Member]
Securitized Loans [Line Items]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps	[7]
Nominal amount	1,300,000,000	[7]
Issue Date	May 6, 2011	[7]
Maturity Date	September 2014	[7]
Type Of Collateral	Residential mortgage loans	[7]
Fourth Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date			November 25, 2010
Cancellation Date			March 9, 2012
Original Nomimal Amount in EUR			1,500,000,000
Cancelled amount in million EUR			170,000,000
Fourth Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date			November 25, 2010
Cancellation Date			April 11, 2012
Original Nomimal Amount in EUR			1,500,000,000
Cancelled amount in million EUR			70,000,000
Fourth Series Iii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date			November 25, 2010
Cancellation Date			May 14, 2012
Original Nomimal Amount in EUR			1,500,000,000
Cancelled amount in million EUR			160,000,000
Third Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date			October 7, 2009
Cancellation Date			August 1, 2012
Original Nomimal Amount in EUR			1,500,000,000
Cancelled amount in million EUR			654,000,000	[8]
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end	2,885,000,000		2,897,000,000
of which:
for impaired loans	2,862,000,000		2,872,000,000
for non-impaired loans	23,000,000		25,000,000
Impaired loans	6,596,000,000		10,670,000,000
Non-impaired loans	18,764,000,000		13,287,000,000
Foreign
Allowance for loan losses at year end	786,000,000		699,000,000
of which:
for impaired loans	763,000,000		684,000,000
for non-impaired loans	23,000,000		15,000,000
Impaired loans	2,891,000,000		2,419,000,000
Non-impaired loans	9,379,000,000		10,276,000,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end	3,324,000,000		2,900,000,000
of which:
for impaired loans	3,265,000,000		2,810,000,000
for non-impaired loans	59,000,000		91,000,000
Impaired loans	10,979,000,000		8,867,000,000
Non-impaired loans	12,954,000,000		15,494,000,000
Foreign
Allowance for loan losses at year end	756,000,000		822,000,000
of which:
for impaired loans	723,000,000		792,000,000
for non-impaired loans	33,000,000		30,000,000
Impaired loans	1,666,000,000		1,368,000,000
Non-impaired loans	€ 10,133,000,000		€ 12,005,000,000

[1]	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
[2]	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2012 and 2013, the balances of the subordinated loans were EUR 199 million and EUR 183 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest. In 2013, Revolver 2008-1 Plc proceeded with the partial redemption of class A notes of EUR 636 million. The outstanding balance of class A notes as at 31 December 2013 is EUR 265 million and have been rated CCC by Standard and Poors.
[3]	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors. The outstanding balance of Titlos Plc as at December 31, 2013 is EUR 4,652 million and has been rated Caa3 by Moody’s.
[4]	On March 20, 2013, Spiti Plc and Autokinito Plc preceded with the partial redemption of class A notes of EUR 66 million and of EUR 90 million, respectively. Furthermore, on September 20, 2013, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 90 million and of EUR 66 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2013 are EUR 1,210 million and EUR 90 million respectively.
[5]	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 163 million on March 15, 2013 and EUR 192 million on September 16, 2013. The outstanding amount of Agorazo Plc as at December 31, 2013 amounts to EUR 837 million.
[6]	EUR 10 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B3 by Moody’s and B+ by Fitch.
[7]	EUR 15 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B3 by Moody’s and B by Fitch.
[8]	This issue is presented within Note 25 since all bonds were sold to domestic and foreign investors